Capital Stock and Reserves - Tahltan Investment Rights (Details) - CAD ($)		1 Months Ended
	Apr. 16, 2021	Apr. 30, 2025
Capital Stock and Reserves
Investments	$ 5,000,000
Number of investment rights issued	399,285
Number of common share exercisable by each warrant	1
Number of rights converted		79,858
Rights converted shares issued		79,858